Other Net Investment Result - Summary of Other Net Investment Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest revenue on financial instruments calculated using the effective interest method	€ 605	€ 599	€ 409
Interest revenue on financial instruments measured at FVPL	186	89	49
Other investment income	729	550	411
Results from financial transactions	7,634	6,929	(10,656)
Impairment (losses) / reversals	(47)	(33)	(43)
Investment contract income / (expenses)	(8,781)	(7,851)	9,808
Interest expense	(32)	(45)	(3)
On December 31	€ 294	€ 238	€ (26)